UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Prospect Management, LLC
Address:       250 Mill Street
               Rochester, NY 14614

Form 13F File Number: 028-12899

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          A. Andy Nahas
Title:         Managing Member
Phone:         585-777-4120

Signature, Place, and Date of Signing:

/s/ A. Andy Nahas                    Rochester, NY               8/17/09
-------------------                  ----------------           ---------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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

                             TITLE OF                      VALUE     SHARES/   SH/  PUT/   INVSTMNT  OTHER          VOTING AUTHORITY
NAME OF ISSUER               CLASS               CUSIP   (x$1000)    PRN AMT   PRN  CALL   DSCRTN    MANAGERS    SOLE    SHARED NONE
-------------------------------------------  ---------------------------------------------------------------------------------------
ABAXIS INC                   COM             002567105         411      20,000  SH         SOLE       N/A        20,000
ATA INC                      SPONS ADR       00211V106       2,758     311,096  SH         SOLE       N/A       311,096
BAIDU INC                    SPON ADR REP A  056752108       1,445       4,800  SH         SOLE       N/A         4,800
BOWNE & CO INC               COM             103043105         836     128,487  SH         SOLE       N/A       128,487
CNINSURE INC                 SPONSORED ADR   18976M103       2,086     155,524  SH         SOLE       N/A       155,524
COMSCORE INC                 COM             20564W105         533      40,000  SH         SOLE       N/A        40,000
CTRIP COM INTL LTD           ADR             22943F100       1,185      25,600  SH         SOLE       N/A        25,600
FACTSET RESH SYS INC         COM             303075105         449       9,000  SH         SOLE       N/A         9,000
HEALTH GRADES INC            COM             42218Q102         589     150,600  SH         SOLE       N/A       150,600
INTERCONTINENTALEXCHANGE INC COM             45865V100         457       4,000  SH         SOLE       N/A         4,000
LOOPNET INC                  COM             543524300         620      80,000  SH         SOLE       N/A        80,000
MERCADOLIBRE INC             COM             58733R102       1,317      49,000  SH         SOLE       N/A        49,000
MSCI INC                     CL A            55354G100         611      25,000  SH         SOLE       N/A        25,000
RACKSPACE HOSTING INC        COM             750086100         693      50,000  SH         SOLE       N/A        50,000
TALEO CORP                   CL A            87424N104         548      30,000  SH         SOLE       N/A        30,000

                                         15                14,538

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:         14,538
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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